Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Basis
Deductible temporary differences	$ 2,267	$ 2,555
Unused tax credits	0	0
Tax losses carried forward	4,456	3,944
Total unrecognised deferred tax assets	6,723	6,499
Tax
Deductible temporary differences	924	1,030
Unused tax credits	189	185
Tax losses carried forward	1,051	947
Total unrecognised deferred tax assets	2,164	2,162
Angola
Tax
Total unrecognised deferred tax assets	650	712
Canada
Tax
Total unrecognised deferred tax assets	$ 401	$ 415